Shareholder Report	12 Months Ended
Jun. 30, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	DUPREE MUTUAL FUNDS
Entity Central Index Key	0000311101
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2025
C000032726 [Member]
Shareholder Report [Line Items]
Fund Name	Alabama Tax‑Free Income Series
Class Name	Alabama Tax‑Free Income Series
Trading Symbol	DUALX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Alabama Tax‑Free Income Series (the “Fund”) for the period from July 1, 2024, to June 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.dupree‑funds.com/documents. You can also request this information by contacting us at (800) 866‑0614 or info@dupree-funds.com.
Additional Information Phone Number	(800) 866‑0614
Additional Information Email	info@dupree-funds.com
Additional Information Website	www.dupree‑funds.com/documents
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
The table below explains the costs that you would have paid within the reporting period.

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment

Alabama Tax‑Free Income Series	$70	0.70%

Expenses Paid, Amount	$ 70
Expense Ratio, Percent	0.70%
Factors Affecting Performance [Text Block]
How did the Fund perform last year?
Longer-dated municipal bonds generally underperformed shorter-dated municipal bonds during the 12‑month period ended June 30, 2025 (the “Review Period”). Shorter-dated bonds benefited from cuts to the fed funds rate, while yields on the long end of the yield curve climbed (lower prices) in response to an unexpected rebound in consumer-price inflation.
The Fund provided a total return of ‑1.13% during the Review Period which was lower than the Bloomberg Municipal Bond Index (the “Muni Index”) which provided a total return of 1.11%. The Fund’s underperformance was primarily due to the fact that it had an average nominal maturity of 15.91 years versus 13.30 years for the Muni Index. Additionally, unlike the Fund, the Muni Index does not reflect any expenses and/or transaction costs.
During the Review Period, the Fund’s use of its current investment strategies did not cause the Fund’s performance to deviate materially from the manager’s expectations. We do not plan to change the investment strategy of the Fund substantially in the upcoming year.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
How has the Fund historically performed?
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate broad-based securities market index for the same period.

Average Annual Return [Table Text Block]	Average annual total return values (as of June 30, 2025):

	1 Year	5 Years	10 Years

Alabama Tax‑Free Income Series	(1.13)%	(0.50)%	1.52%

Bloomberg Municipal Bond Index	1.11%	0.51%	2.20%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 19,692,379
Holdings Count | Holding	70
Advisory Fees Paid, Amount	$ 69,740
Investment Company Portfolio Turnover	20.09%
Additional Fund Statistics [Text Block]
What are the Key Fund statistics you should know?
The following table outlines key Fund statistics that you should pay attention to:

Fund’s net assets	$19,692,379

Total number of portfolio holdings	70

Total advisory fees paid	$69,740

Portfolio turnover rate as of the end of year	20.09%

Holdings [Text Block]
What is the Fund invested in?
The tables and charts below show the investment makeup of the Fund, representing the percentage of total investments and/or total net assets of the Fund.
Composition
Credit Quality*
Ratings have been assigned by a Nationally Recognized Statistical Rating Organization (“NRSRO”). See Schedules of Portfolio Investments for individual bond ratings. Visit our website at www.dupree-funds.com/documents.

C000032727 [Member]
Shareholder Report [Line Items]
Fund Name	Kentucky Tax‑Free Income Series
Class Name	Kentucky Tax‑Free Income Series
Trading Symbol	KYTFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Kentucky Tax‑Free Income Series (the “Fund”) for the period from July 1, 2024, to June 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.dupree-funds.com/documents. You can also request this information by contacting us at (800) 866‑0614 or info@dupree-funds.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 866‑0614
Additional Information Email	info@dupree-funds.com
Additional Information Website	www.dupree-funds.com/documents
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
The table below explains the costs that you would have paid within the reporting period.

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment

Kentucky Tax‑Free Income Series	$61	0.61%

Expenses Paid, Amount	$ 61
Expense Ratio, Percent	0.61%
Factors Affecting Performance [Text Block]
How did the Fund perform last year?
Longer-dated municipal bonds generally underperformed shorter-dated bonds during the 12‑month period ended June 30, 2025 (the “Review Period”). Shorter-dated bonds benefited from cuts to the fed funds rate, while yields on the long end of the yield curve climbed (lower prices) in response to an unexpected rebound in consumer-price inflation.
The Fund provided a total return of ‑0.18% during the Review Period which was lower than the Bloomberg Municipal Bond Index (“Muni Index”) which provided a total return of 1.11%. The Fund’s underperformance was primarily due to the fact that it had an average nominal maturity of 13.97 years versus 13.30 years for the Muni Index. Additionally, unlike the Fund, the Muni Index does not reflect any expenses and/or transaction costs.
During the Review Period, the Fund’s use of its current investment strategies did not cause the Fund’s performance to deviate materially from the manager’s expectations. We do not plan to change the investment strategy of the Fund substantially in the upcoming year.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
How has the Fund historically performed?
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate broad-based securities market index for the same period.

Average Annual Return [Table Text Block]	Average annual total return values (as of June 30, 2025):

	1 Year	5 Years	10 Years

Kentucky Tax‑Free Income Series	(0.18)%	0.23%	1.64%

Bloomberg Municipal Bond Index	1.11%	0.51%	2.20%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 706,643,076
Holdings Count | Holding	411
Advisory Fees Paid, Amount	$ 2,907,238
Investment Company Portfolio Turnover	18.92%
Additional Fund Statistics [Text Block]
What are the Key Fund statistics you should know?
The following table outlines key Fund statistics that you should pay attention to:

Fund’s net assets	$706,643,076

Total number of portfolio holdings	411

Total advisory fees paid	$2,907,238

Portfolio turnover rate as of the end of year	18.92%

Holdings [Text Block]
What is the Fund invested in?
The tables and charts below show the investment makeup of the Fund, representing the percentage of total investments and/or total net assets of the Fund.
Composition
Credit Quality*
Ratings have been assigned by a Nationally Recognized Statistical Rating Organization (“NRSRO”). See Schedules of Portfolio Investments for individual bond ratings. Visit our website at www.dupree-funds.com/documents.

Material Fund Change [Text Block]
Material Fund Changes
Effective as of the close of business of May 16, 2025, the Kentucky Tax‑Free Short‑to‑Medium Series transferred all of its assets and liabilities to the Fund in exchange for shares of the Fund. Each shareholder in the Kentucky Tax‑Free Short‑to‑Medium Series received shares of the Fund equal to the value of the shares they owned in the Kentucky Tax‑Free Short‑to‑Medum Series.

C000032729 [Member]
Shareholder Report [Line Items]
Fund Name	Mississippi Tax‑Free Income Series
Class Name	Mississippi Tax‑Free Income Series
Trading Symbol	DUMSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Mississippi Tax‑Free Income Series (the “Fund”) for the period from July 1, 2024, to June 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.dupree-funds.com/documents. You can also request this information by contacting us at (800) 866‑0614 or info@dupree-funds.com.
Additional Information Phone Number	(800) 866‑0614
Additional Information Email	info@dupree-funds.com
Additional Information Website	www.dupree-funds.com/documents
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
The table below explains the costs that you would have paid within the reporting period.

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment

Mississippi Tax‑Free Income Series	$70	0.70%

Expenses Paid, Amount	$ 70
Expense Ratio, Percent	0.70%
Factors Affecting Performance [Text Block]
How did the Fund perform last year?
Longer-dated municipal bonds generally underperformed shorter-dated bonds during the 12‑month period ended June 30, 2025 (the “Review Period”). Shorter-dated bonds benefited from cuts to the fed funds rate, while yield on the long end of the yield curve climbed (lower prices) in response to an unexpected rebound in consumer-price inflation.
The Fund provided a total return of 0.08% during the Review Period which was lower than the Bloomberg Municipal Bond Index (the “Muni Index”) which provided a total return of 1.11%.The underperformance of the Fund was due primarily to the fact that the Fund held had an average nominal maturity of 14.88 years versus 13.30 years for the Muni Index. Additionally, unlike the Fund, the Muni Index does not reflect any expenses and/or transaction costs.
During the Review Period, the Fund’s use of its current investment strategy did not cause the Fund’s performance to deviate materially from the manager’s expectations. We do not plan to change the investment strategy of the Fund substantially in the upcoming year.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
How has the Fund historically performed?
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate broad-based securities market index for the same period.

Average Annual Return [Table Text Block]	Average annual total return values (as of June 30, 2025):

	1 Year	5 Years	10 Years

Mississippi Tax‑Free Income Series	0.08%	(0.27)%	1.54%

Bloomberg Municipal Bond Index	1.11%	0.51%	2.20%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 4,510,744
Holdings Count | Holding	28
Advisory Fees Paid, Amount	$ 3,436
Investment Company Portfolio Turnover	10.08%
Additional Fund Statistics [Text Block]
What are the Key Fund statistics you should know?
The following table outlines key Fund statistics that you should pay attention to:

Fund’s net assets	$4,510,744

Total number of portfolio holdings	28

Total advisory fees paid	$3,436

Portfolio turnover rate as of the end of year	10.08%

Holdings [Text Block]
What is the Fund invested in?
The tables and charts below show the investment makeup of the Fund, representing the percentage of total investments and/or total net assets of the Fund.
Composition

Credit Quality*

Ratings have been assigned by a Nationally Recognized Statistical Rating Organization (“NRSRO”). See Schedules of Portfolio Investments for individual bond ratings. Visit our website at www.dupree-funds.com/documents.

C000032730 [Member]
Shareholder Report [Line Items]
Fund Name	North Carolina Tax‑Free Income Series
Class Name	North Carolina Tax‑Free Income Series
Trading Symbol	NTFIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the North Carolina Tax‑Free Income Series (the “Fund”) for the period from July 1, 2024, to June 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.dupree-funds.com/documents. You can also request this information by contacting us at (800) 866‑0614 or info@dupree-funds.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 866‑0614
Additional Information Email	info@dupree-funds.com
Additional Information Website	www.dupree-funds.com/documents
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
The table below explains the costs that you would have paid within the reporting period.

Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment

North Carolina Tax‑Free Income Series	$70	0.70%

Expenses Paid, Amount	$ 70
Expense Ratio, Percent	0.70%
Factors Affecting Performance [Text Block]
How did the Fund perform last year?
Longer-dated municipal bonds generally underperformed shorter-dated bonds during the 12‑month period ended June 30, 2025 (the “Review Period”). Shorter-dated bonds benefited from cuts to the fed funds rate, while yields on the long end of the yield curve climbed (prices down) in response to an unexpected rebound in consumer-price inflation.
The Fund provided a total return of 0.05% during the Review Period which was lower than the Bloomberg Municipal Bond Index (the “Muni Index”) which provided a total return of 1.11%. The underperformance of the Fund was due primarily to the fact that it had an average nominal maturity of 14.04 years versus 13.30 years for the Muni Index. Additionally, unlike the Fund, the Muni Index does not reflect any expenses and/or transaction costs.
During the Review Period, the Fund’s use of its current investment strategy did not cause the Fund’s performance to deviate materially from the manager’s expectations. We do not plan to change the investment strategy of the Fund substantially in the upcoming year.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
How has the Fund historically performed?
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate broad-based securities market index for the same period.

Average Annual Return [Table Text Block]	Average annual total return values (as of June 30, 2025):

	1 Year	5 Years	10 Years

North Carolina Tax‑Free Income Series	0.05%	(0.31)%	1.49%

Bloomberg Municipal Bond Index	1.11%	0.51%	2.20%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 110,020,439
Holdings Count | Holding	182
Advisory Fees Paid, Amount	$ 504,980
Investment Company Portfolio Turnover	23.38%
Additional Fund Statistics [Text Block]
What are the Key Fund statistics you should know?
The following table outlines key Fund statistics that you should pay attention to:

Fund’s net assets	$110,020,439

Total number of portfolio holdings	182

Total advisory fees paid	$504,980

Portfolio turnover rate as of the end of year	23.38%

Holdings [Text Block]
What is the Fund invested in?
The tables and charts below show the investment makeup of the Fund, representing the percentage of total investments and/or total net assets of the Fund.
Composition
Credit Quality*
Ratings have been assigned by a Nationally Recognized Statistical Rating Organization (“NRSRO”). See Schedules of Portfolio Investments for individual bond ratings. Visit our website at www.dupree-funds.com/documents.

Material Fund Change [Text Block]
Material Fund Changes
Effective as of the close of business of May 16, 2025, the North Carolina Tax‑Free Short‑to‑Medium Series transferred all of its assets and liabilities to the Fund in exchange for shares of the Fund. Each shareholder in the North Carolina Tax‑Free Short‑to‑Medium Series received shares of the Fund equal to the value of the shares they owned in the North Carolina Tax‑Free Short‑to‑Medum Series.

C000032732 [Member]
Shareholder Report [Line Items]
Fund Name	Tennessee Tax‑Free Income Series
Class Name	Tennessee Tax‑Free Income Series
Trading Symbol	TNTIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Tennessee Tax‑Free Income Series (the “Fund”) for the period from July 1, 2024, to June 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.dupree‑funds.com/documents. You can also request this information by contacting us at (800) 866‑0614 or info@dupree-funds.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 866‑0614
Additional Information Email	info@dupree-funds.com
Additional Information Website	www.dupree‑funds.com/documents
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
The table below explains the costs that you would have paid within the reporting period.

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment

Tennessee Tax‑Free Income Series	$70	0.70%

Expenses Paid, Amount	$ 70
Expense Ratio, Percent	0.70%
Factors Affecting Performance [Text Block]
How did the Fund perform last year?
Longer-dated municipal bonds generally underperformed shorter-dated bonds during the 12‑month period ended June 30, 2025 (the “Review Period”). Shorter-dated bonds benefited from cuts to the fed funds rate, while yields on the long end of the yield curve climbed (lower prices) in response to an unexpected rebound in consumer-price inflation.
The Fund provided a total return of ‑0.97% during the Review Period which was lower than the Bloomberg Municipal Bond Index (the “Muni Index”) which provided a total return of 1.11%. The underperformance of the Fund was primarily due to the fact that the Fund had an average nominal maturity of 14.93 years versus 13.30 years for the Muni Index. Additionally, unlike the Fund, the Muni Index does not reflect any expenses and/or transaction costs
During the Review Period, the Fund’s use of its current investment strategy did not cause the Fund’s performance to deviate materially from the manager’s expectations. We do not plan to change the investment strategy of the Fund substantially in the upcoming year.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
How has the Fund historically performed?
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate broad-based securities market index for the same period.

Average Annual Return [Table Text Block]	Average annual total return values (as of June 30, 2025):

	1 Year	5 Years	10 Years

Tennessee Tax‑Free Income Series	(0.97)%	(0.17)%	1.38%

Bloomberg Municipal Bond Index	1.11%	0.51%	2.20%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 50,198,014
Holdings Count | Holding	78
Advisory Fees Paid, Amount	$ 220,385
Investment Company Portfolio Turnover	24.00%
Additional Fund Statistics [Text Block]
What are the Key Fund statistics you should know?
The following table outlines key Fund statistics that you should pay attention to:

Fund’s net assets	$50,198,014

Total number of portfolio holdings	78

Total advisory fees paid	$220,385

Portfolio turnover rate as of the end of year	24.00%

Holdings [Text Block]
What is the Fund invested in?
The tables and charts below show the investment makeup of the Fund, representing the percentage of total investments and/or total net assets of the Fund.
Composition
Credit Quality*
Ratings have been assigned by a Nationally Recognized Statistical Rating Organization (“NRSRO”). See Schedules of Portfolio Investments for individual bond ratings. Visit our website at www.dupree-funds.com/documents.

Material Fund Change [Text Block]
Material Fund Changes
Effective as of the close of business of May 16, 2025, the Tennessee Tax‑Free Short‑to‑Medium Series transferred all of its assets and liabilities to the Fund in exchange for shares of the Fund. Each shareholder in the Tennessee Tax‑Free Short‑to‑Medium Series received shares of the Fund equal to the value of the shares they owned in the Tennessee Tax‑Free Short‑to‑Medum Series.

C000032734 [Member]
Shareholder Report [Line Items]
Fund Name	Intermediate Government Bond Series
Class Name	Intermediate Government Bond Series
Trading Symbol	DPIGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Intermediate Government Bond Series (the “Fund”) for the period from July 1, 2024, to June 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.dupree-funds.com/documents. You can also request this information by contacting us at (800) 866‑0614 or info@dupree-funds.com.
Additional Information Phone Number	(800) 866‑0614
Additional Information Email	info@dupree-funds.com
Additional Information Website	www.dupree-funds.com/documents
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
The table below explains the costs that you would have paid within the reporting period.

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment

Intermediate Government Bond Series	$70	0.70%

Expenses Paid, Amount	$ 70
Expense Ratio, Percent	0.70%
Factors Affecting Performance [Text Block]
How did the Fund perform last year?
The Federal Reserve cut the fed funds rate on three separate occasions during the 12‑month period ended June 30, 2025 (the “Review Period”) causing Treasury yields to decline (prices higher) on the short and intermediate portions of the yield curve.
The Fund provided a total return of 4.86% during the Review Period which was lower than the Bloomberg Intermediate U.S. Government Bond Index (“Gov. Bond Index”) which provided a total return of 6.23%. The Fund’s underperformance was due primarily to the fact that it had a shorter duration of 2.28 years than the Gov Bond Index which had a duration of 3.54 years. Shorter-dated bonds which were anchored to par experienced less price appreciation than bonds with slightly longer durations.
During the Review Period, the Fund’s use of its current management strategy did not cause the performance to deviate materially from the manager’s expectations. We do not plan to change the investment strategy of the Fund substantially in the upcoming year.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
How has the Fund historically performed?
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate broad-based securities market index for the same period.

Average Annual Return [Table Text Block]
Average annual total return values (as of June 30, 2025):

	1 Year	5 Years	10 Years

Intermediate Government Bond Series	4.86%	1.16%	1.88%

Bloomberg Intermediate U.S. Government Bond Index	6.23%	0.15%	1.55%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 8,482,244
Holdings Count | Holding	21
Advisory Fees Paid, Amount	$ 5,773
Investment Company Portfolio Turnover	80.78%
Additional Fund Statistics [Text Block]
What are the Key Fund statistics you should know?
The following table outlines key Fund statistics that you should pay attention to:

Fund’s net assets	$8,482,244

Total number of portfolio holdings	21

Total advisory fees paid	$5,773

Portfolio turnover rate as of the end of year	80.78%

Holdings [Text Block]
What is the Fund invested in?
The tables and charts below show the investment makeup of the Fund, representing the percentage of total investments of the Fund.
Composition
Credit Quality*
Ratings have been assigned by a Nationally Recognized Statistical Rating Organization (“NRSRO”). See Schedules of Portfolio Investments for individual bond ratings. Visit our website at www.dupree-funds.com/documents.

C000093320 [Member]
Shareholder Report [Line Items]
Fund Name	Taxable Municipal Bond Series
Class Name	Taxable Municipal Bond Series
Trading Symbol	DUTMX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Taxable Municipal Bond Series (the “Fund”) for the period from July 1, 2024, to June 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.dupree‑funds.com/documents. You can also request this information by contacting us at (800) 866‑0614 or info@dupree-funds.com.
Additional Information Phone Number	(800) 866‑0614
Additional Information Email	info@dupree-funds.com
Additional Information Website	www.dupree‑funds.com/documents
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
The table below explains the costs that you would have paid within the reporting period.

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment

Taxable Municipal Bond Series	$70	0.70%

Expenses Paid, Amount	$ 70
Expense Ratio, Percent	0.70%
Factors Affecting Performance [Text Block]
How did the Fund perform last year?
Longer-dated taxable municipal bonds generally underperformed shorter-dated taxable municipal bonds during the 12‑month period ended June 30, 2025 (the “Review Period”). Shorter-dated bonds benefited from cuts to the fed funds rate, while yields on the long end of the yield curve climbed (lower prices) in response to an unexpected rebound in consumer-price inflation.
The Fund provided a total return of 4.00% during the Review Period which was lower than the Bloomberg Taxable Municipal Bond Index (“Taxable Muni Index”) which provided a total return of 5.54%. The Fund’s underperformance was due primarily to the fact that it had an average nominal maturity of 18.27 years versus 14.12 years for the Taxable Muni Index.
During the Review Period, the Fund’s use of its current investment strategy did not cause the performance to deviate materially from the manager’s expectations. We do not plan to change the investment strategy of the Fund substantially in the upcoming year.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
How has the Fund historically performed?
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate broad-based securities market index for the same period.

Average Annual Return [Table Text Block]	Average annual total return values (as of June 30, 2025):

	1 Year	5 Years	10 Years

Taxable Municipal Bond Series	4.00%	(2.81)%	0.91%

Bloomberg Taxable Municipal Bond Index	5.51%	(0.43)%	3.13%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 3,385,865
Holdings Count | Holding	20
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	12.60%
Additional Fund Statistics [Text Block]
What are the Key Fund statistics you should know?
The following table outlines key Fund statistics that you should pay attention to:

Fund’s net assets		$3,385,865

Total number of portfolio holdings		20

Total advisory fees paid	$	‑0‑

Portfolio turnover rate as of the end of year		12.60%

Holdings [Text Block]
What is the Fund invested in?
The tables and charts below show the investment makeup of the Fund, representing the percentage of total investments and/or total net assets of the Fund.
Composition

Credit Quality*

Ratings have been assigned by a Nationally Recognized Statistical Rating Organization (“NRSRO”). See Schedules of Portfolio Investments for individual bond ratings. Visit our website at www.dupree-funds.com/documents.